Loss Per Share (Details) - Schedule of Earning Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Earning Loss Per Share [Abstract]
Diluted loss per share	$ (0.57)	$ (0.53)	$ (0.90)
Weighted average number of ordinary shares on issue used in the calculation of diluted loss per share	2,427,841,917	2,405,990,036	1,696,576,324